Financial Assets and Financial Liabilities - Summary of Financial Assets and Liabilities at Amortized Cost and at Fair Value (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Categories of financial assets [abstract]
Current	€ 8,126.0	€ 8,485.6
Non-current	2,554.2	1,254.0
Total	10,680.2	9,739.6
Categories of financial liabilities [abstract]
Current	938.8	1,909.6
Non-current	310.1	261.6
Financial liabilities	1,248.9	2,171.2
Lease liabilities
Categories of financial liabilities [abstract]
Current	45.0	39.5
Non-current	185.3	214.7
Financial liabilities	230.3	254.2
Level 1
Categories of financial assets [abstract]
Total	82.2	92.7
Categories of financial liabilities [abstract]
Financial liabilities	0.0	0.0
Level 1 | Lease liabilities
Categories of financial liabilities [abstract]
Financial liabilities	0.0	0.0
Level 2
Categories of financial assets [abstract]
Total	206.2	11.9
Categories of financial liabilities [abstract]
Financial liabilities	0.4	16.3
Level 2 | Lease liabilities
Categories of financial liabilities [abstract]
Financial liabilities	0.0	0.0
Level 3
Categories of financial assets [abstract]
Total	47.2	41.1
Categories of financial liabilities [abstract]
Financial liabilities	120.6	47.8
Level 3 | Lease liabilities
Categories of financial liabilities [abstract]
Financial liabilities	0.0	0.0
FVTPL | Foreign exchange forward contracts
Categories of financial liabilities [abstract]
Current	0.4	16.3
Non-current	0.0	0.0
Financial liabilities	0.4	16.3
FVTPL | Contingent consideration
Categories of financial liabilities [abstract]
Current	43.4	0.9
Non-current	77.2	46.9
Financial liabilities	120.6	47.8
FVTPL | Level 1 | Foreign exchange forward contracts
Categories of financial liabilities [abstract]
Financial liabilities	0.0	0.0
FVTPL | Level 1 | Contingent consideration
Categories of financial liabilities [abstract]
Financial liabilities	0.0	0.0
FVTPL | Level 2 | Foreign exchange forward contracts
Categories of financial liabilities [abstract]
Financial liabilities	0.4	16.3
FVTPL | Level 2 | Contingent consideration
Categories of financial liabilities [abstract]
Financial liabilities	0.0	0.0
FVTPL | Level 3 | Foreign exchange forward contracts
Categories of financial liabilities [abstract]
Financial liabilities	0.0	0.0
FVTPL | Level 3 | Contingent consideration
Categories of financial liabilities [abstract]
Financial liabilities	120.6	47.8
AC | Loans and borrowings
Categories of financial liabilities [abstract]
Current	7.2
Non-current	29.9
Financial liabilities	37.1
AC | Trade payables and other payables
Categories of financial liabilities [abstract]
Current	534.9	426.7
Non-current	0.0	0.0
Financial liabilities	534.9	426.7
AC | Other financial liabilities
Categories of financial liabilities [abstract]
Current	307.9	1,426.2
Non-current	17.7	0.0
Financial liabilities	325.6	1,426.2
AC | Level 1 | Loans and borrowings
Categories of financial liabilities [abstract]
Financial liabilities	0.0
AC | Level 1 | Trade payables and other payables
Categories of financial liabilities [abstract]
Financial liabilities	0.0	0.0
AC | Level 1 | Other financial liabilities
Categories of financial liabilities [abstract]
Financial liabilities	0.0	0.0
AC | Level 2 | Loans and borrowings
Categories of financial liabilities [abstract]
Financial liabilities	0.0
AC | Level 2 | Trade payables and other payables
Categories of financial liabilities [abstract]
Financial liabilities	0.0	0.0
AC | Level 2 | Other financial liabilities
Categories of financial liabilities [abstract]
Financial liabilities	0.0	0.0
AC | Level 3 | Loans and borrowings
Categories of financial liabilities [abstract]
Financial liabilities	0.0
AC | Level 3 | Trade payables and other payables
Categories of financial liabilities [abstract]
Financial liabilities	0.0	0.0
AC | Level 3 | Other financial liabilities
Categories of financial liabilities [abstract]
Financial liabilities	0.0	0.0
Foreign exchange forward contracts | FVTPL
Categories of financial assets [abstract]
Current	6.3	11.9
Non-current	0.0	0.0
Total	6.3	11.9
Foreign exchange forward contracts | FVTPL | Level 1
Categories of financial assets [abstract]
Total	0.0	0.0
Foreign exchange forward contracts | FVTPL | Level 2
Categories of financial assets [abstract]
Total	6.3	11.9
Foreign exchange forward contracts | FVTPL | Level 3
Categories of financial assets [abstract]
Total	0.0	0.0
Other Funds | FVTPL
Categories of financial assets [abstract]
Current	199.9
Non-current	0.0
Total	199.9
Other Funds | FVTPL | Level 1
Categories of financial assets [abstract]
Total	0.0
Other Funds | FVTPL | Level 2
Categories of financial assets [abstract]
Total	199.9
Other Funds | FVTPL | Level 3
Categories of financial assets [abstract]
Total	0.0
Bank Deposits | AC
Categories of financial assets [abstract]
Current	3,358.5	1,643.0
Non-current	100.0	0.0
Total	3,458.5	1,643.0
Bank Deposits | AC | Level 1
Categories of financial assets [abstract]
Total	0.0	0.0
Bank Deposits | AC | Level 2
Categories of financial assets [abstract]
Total	0.0	0.0
Bank Deposits | AC | Level 3
Categories of financial assets [abstract]
Total	0.0	0.0
Commercial Paper | AC
Categories of financial assets [abstract]
Current	570.2	918.3
Non-current	0.0	0.0
Total	570.2	918.3
Commercial Paper | AC | Level 1
Categories of financial assets [abstract]
Total	0.0	0.0
Commercial Paper | AC | Level 2
Categories of financial assets [abstract]
Total	0.0	0.0
Commercial Paper | AC | Level 3
Categories of financial assets [abstract]
Total	0.0	0.0
Bonds | AC
Categories of financial assets [abstract]
Current	2,135.7	3,521.1
Non-current	2,301.7	1,061.1
Total	4,437.4	4,582.2
Bonds | AC | Level 1
Categories of financial assets [abstract]
Total	0.0	0.0
Bonds | AC | Level 2
Categories of financial assets [abstract]
Total	0.0	0.0
Bonds | AC | Level 3
Categories of financial assets [abstract]
Total	0.0	0.0
Repos | AC
Categories of financial assets [abstract]
Current	894.2	453.8
Non-current	0.0	0.0
Total	894.2	453.8
Repos | AC | Level 1
Categories of financial assets [abstract]
Total	0.0	0.0
Repos | AC | Level 2
Categories of financial assets [abstract]
Total	0.0	0.0
Repos | AC | Level 3
Categories of financial assets [abstract]
Total	0.0	0.0
Non-listed equity investments | FVTOCI
Categories of financial assets [abstract]
Current	0.0	0.0
Non-current	0.6	1.5
Total	0.6	1.5
Non-listed equity investments | FVTOCI | Level 1
Categories of financial assets [abstract]
Total	0.0	0.0
Non-listed equity investments | FVTOCI | Level 2
Categories of financial assets [abstract]
Total	0.0	0.0
Non-listed equity investments | FVTOCI | Level 3
Categories of financial assets [abstract]
Total	0.6	1.5
Listed equity investments | FVTOCI
Categories of financial assets [abstract]
Current	0.0	0.0
Non-current	82.2	92.7
Total	82.2	92.7
Listed equity investments | FVTOCI | Level 1
Categories of financial assets [abstract]
Total	82.2	92.7
Listed equity investments | FVTOCI | Level 2
Categories of financial assets [abstract]
Total	0.0	0.0
Listed equity investments | FVTOCI | Level 3
Categories of financial assets [abstract]
Total	0.0	0.0
Trade and other receivables | AC
Categories of financial assets [abstract]
Current	924.2	1,463.9
Non-current	0.0	0.0
Total	924.2	1,463.9
Trade and other receivables | AC | Level 1
Categories of financial assets [abstract]
Total	0.0	0.0
Trade and other receivables | AC | Level 2
Categories of financial assets [abstract]
Total	0.0	0.0
Trade and other receivables | AC | Level 3
Categories of financial assets [abstract]
Total	0.0	0.0
Cash at banks and on hand | AC
Categories of financial assets [abstract]
Current	36.2	473.6
Non-current	0.0	40.9
Total	36.2	514.5
Cash at banks and on hand | AC | Level 1
Categories of financial assets [abstract]
Total	0.0	0.0
Cash at banks and on hand | AC | Level 2
Categories of financial assets [abstract]
Total	0.0	0.0
Cash at banks and on hand | AC | Level 3
Categories of financial assets [abstract]
Total	0.0	0.0
Other financial assets | FVTPL
Categories of financial assets [abstract]
Current	0.0	0.0
Non-current	46.6	39.6
Total	46.6	39.6
Other financial assets | FVTPL | Level 1
Categories of financial assets [abstract]
Total	0.0	0.0
Other financial assets | FVTPL | Level 2
Categories of financial assets [abstract]
Total	0.0	0.0
Other financial assets | FVTPL | Level 3
Categories of financial assets [abstract]
Total	46.6	39.6
Other financial assets | AC
Categories of financial assets [abstract]
Current	0.8	0.0
Non-current	23.1	18.2
Total	23.9	18.2
Other financial assets | AC | Level 1
Categories of financial assets [abstract]
Total	0.0	0.0
Other financial assets | AC | Level 2
Categories of financial assets [abstract]
Total	0.0	0.0
Other financial assets | AC | Level 3
Categories of financial assets [abstract]
Total	0.0	0.0
Cash at banks and on hand | AC
Categories of financial assets [abstract]
Current	827.2	450.0
Non-current	0.0	0.0
Total	827.2	450.0
Cash at banks and on hand | AC | Level 1
Categories of financial assets [abstract]
Total	0.0	0.0
Cash at banks and on hand | AC | Level 2
Categories of financial assets [abstract]
Total	0.0	0.0
Cash at banks and on hand | AC | Level 3
Categories of financial assets [abstract]
Total	0.0	0.0
Money market funds | FVTPL
Categories of financial assets [abstract]
Current	5,063.3	6,947.5
Non-current	0.0	0.0
Total	5,063.3	6,947.5
Money market funds | FVTPL | Level 1
Categories of financial assets [abstract]
Total	5,063.3	6,947.5
Money market funds | FVTPL | Level 2
Categories of financial assets [abstract]
Total	0.0	0.0
Money market funds | FVTPL | Level 3
Categories of financial assets [abstract]
Total	0.0	0.0
Deposits, Commercial Paper, Repos | AC
Categories of financial assets [abstract]
Current	1,784.9	2,364.4
Non-current	0.0	0.0
Total	1,784.9	2,364.4
Deposits, Commercial Paper, Repos | AC | Level 1
Categories of financial assets [abstract]
Total	0.0	0.0
Deposits, Commercial Paper, Repos | AC | Level 2
Categories of financial assets [abstract]
Total	0.0	0.0
Deposits, Commercial Paper, Repos | AC | Level 3
Categories of financial assets [abstract]
Total	0.0	0.0
Cash and cash equivalents
Categories of financial assets [abstract]
Current	7,675.4	9,761.9
Non-current	0.0	0.0
Total	7,675.4	9,761.9
Cash and cash equivalents | Level 1
Categories of financial assets [abstract]
Total	5,063.3	6,947.5
Cash and cash equivalents | Level 2
Categories of financial assets [abstract]
Total	0.0	0.0
Cash and cash equivalents | Level 3
Categories of financial assets [abstract]
Total	€ 0.0	€ 0.0